Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
		Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
PGIM JENNISON FOCUSED GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		3.81%	5.27%		15.71%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		8.04%	5.66%		15.50%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		10.19%	6.78%		16.71%
PGIM JENNISON FOCUSED GROWTH FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		10.25%	6.87%		16.79%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		13.74%	9.80%		9.73%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		18.02%	9.93%		9.30%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		20.02%	10.82%		10.13%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		20.67%	11.43%		10.71%
PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		20.69%	11.41%	8.57%
PGIM STRATEGIC BOND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		3.53%	1.38%		4.46%
PGIM STRATEGIC BOND FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		5.16%	1.28%		4.00%
PGIM STRATEGIC BOND FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		7.34%	2.41%		5.14%
PGIM STRATEGIC BOND FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		7.25%	2.42%	3.97%
Without Sales Load [Member] | PGIM JENNISON FOCUSED GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		9.85%	6.47%		16.37%
Without Sales Load [Member] | PGIM JENNISON FOCUSED GROWTH FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		9.04%	5.66%		15.50%
Without Sales Load [Member] | PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		20.36%	11.05%		10.36%
Without Sales Load [Member] | PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		19.02%	9.93%		9.30%
Without Sales Load [Member] | PGIM STRATEGIC BOND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		7.01%	2.06%		4.80%
Without Sales Load [Member] | PGIM STRATEGIC BOND FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		6.16%	1.28%		4.00%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		16.99%	14.19%	14.64%	15.50%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]	6.26%	0.42%	1.99%	1.97%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		14.78%	14.36%		18.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		18.36%	11.79%	10.49%	11.90%
Bloomberg Intermediate US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate US Aggregate Bond Index
Average Annual Return, Percent		6.58%	1.16%	2.13%	2.04%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.